Shareholder Report, Line Graph (Details) 194064_Innovator U.S. Small Cap Managed Floor ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Sep. 16, 2024	Oct. 31, 2025
Innovator U.S. Small Cap Managed Floor ETF®
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator U.S. Small Cap Managed Floor ETF NAV
Accumulated Value	$ 10,192	$ 10,000	$ 11,381
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Total Return Index
Accumulated Value	10,046	10,000	$ 11,494
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000
Accumulated Value	10,034	10,000	$ 11,326
Solactive United States 2000 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive United States 2000 Index TR
Accumulated Value	$ 10,070	$ 10,000	$ 11,382